BORROWINGS	12 Months Ended
Dec. 31, 2018
Borrowings [abstract]
BORROWINGS
BORROWINGS

	As of December 31,
	2018	2017

(i) Non-current

Bank borrowings	1,648,124	1,724,454
Less: debt issue costs	(11,023)	(8,117)

	1,637,101	1,716,337

(ii) Current

Bank borrowings	404,390	1,510,820
Less: debt issue costs	(4,534)	(5,250)

	399,856	1,505,570

Total Borrowings	2,036,957	3,221,907

The maturity of borrowings is as follows:

	Expected Maturity Date
			2021 and	At December 31, (1)
	2019	2020	thereafter	2018	2017

Fixed Rate	269,908	19,975	—	289,883	1,146,631
Floating Rate	129,948	508,098	1,109,028	1,747,074	2,075,276

Total	399,856	528,073	1,109,028	2,036,957	3,221,907

(1) As most borrowings incorporate floating rates that approximate market rates and the contractual repricing occurs mostly every 1 month, the fair value of the borrowings approximates their carrying amount and it is not disclosed separately.
The weighted average interest rates - which incorporate instruments denominated mainly in U.S. dollars and Argentine pesos and which do not include the effect of derivative financial instruments nor the devaluation of these local currencies - at year-end were as follows:

	As of December 31,
	2018	2017

Bank borrowings	3.65%	4.76%

The nominal average interest rates shown above were calculated using the rates set for each instrument in its corresponding currency and weighted using the dollar-equivalent outstanding principal amount of said instruments at December 31, 2018 and 2017, respectively.

24.	BORROWINGS (continued)

Breakdown of borrowings by currency is as follows:

		As of December 31,
Currencies	Contract	2018	2017

USD	Floating	1,747,074	2,061,106
USD	Fixed	262,873	791,158
ARS	Floating	—	2,377
ARS	Fixed	—	328,060
COP	Floating	—	11,793
COP	Fixed	17,009	18,500
GTQ	Fixed	10,001	8,913

		2,036,957	3,221,907

USD: U.S. dollars; ARS: Argentine pesos; COP: Colombian pesos; GTQ: Guatemalan quetzales.
Ternium’s most significant borrowings as of December 31, 2018, were those incurred under Ternium México’s syndicated loan facilities, in order to finance the construction of its hot rolling mill, hot-dip galvanizing and painting lines in Pesqueria, under Tenigal’s syndicated loan facility, in order to finance the construction of its hot-dipped galvanizing mill in Pesquería, Mexico, and under Ternium Investments S.à r.l., in order to finance the acquisition of Ternium Brasil:

			In $ million
Date	Borrower	Type	Original principal amount	Outstanding principal amount as of December 31, 2018	Maturity

November 2013	Ternium Mexico	Syndicated loan	800	—	November 2018
Years 2012 and 2013	Tenigal	Syndicated loan	200	100	July 2022
September 2017	Ternium Investments S.à r.l.	Syndicated loan	1,500	1,125	September 2022
June 2018	Ternium Mexico	Syndicated loan (1)	1,000	400	June 2023

(1) From the original principal amount of USD 1,000 million, USD 400 million were disbursed as of December 31, 2018. The remainder USD 600 million are available to be drawn until June 2019.

The main covenants on these loan agreements are limitations on liens and encumbrances, limitations on the sale of certain assets and compliance with financial ratios (i.e. leverage ratio). As of December 31, 2018, Ternium was in compliance with all of its covenants.